UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT PURSUANT TO

SECTION 15G OF THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to

Date of Report (Date of earliest event reported): December 17, 2024

Commission File Number of securitizer:

Central Index Key Number of securitizer: 0002050817

Nick Bhargava (202) 758-8041
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☒

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing.

PART 1: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Provide the disclosures required by Rule 15Ga-1 (17 CFR 240.15Ga-1) according to the filing requirements of Rule 15Ga-1(c)(1).

Groundfloor Depositor LLC, a Delaware limited liability company (the “Depositor”), is the depositor in connection with the aggregate amount of $57,986,000 Groundfloor Mortgage Trust, Series 2024-1 Class A Notes (the “Notes”), sold to Performance Trust Capital Partners, LLC, the initial purchaser (the “Initial Purchaser”) and issued pursuant to the Indenture (the “Indenture”), dated December 17, 2024, between Groundfloor Mortgage Trust, a Delaware statutory trust (the “Issuer”), and Wilmington Savings Fund Society, FSB, as indenture trustee, paying agent, note registrar, and securities intermediary. The Indenture and transaction documents include certain representations, warranties, and covenants related to Groundfloor Yield LLC, a Georgia limited liability company, as sponsor and seller, the Depositor, and the Issuer related to the Notes and the mortgage loans, and repurchase obligations for certain breaches of such representations, warranties, or covenants, as further described in the Indenture.

At this time, the securitizer has no activity to report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

GROUNDFLOOR DEPOSITOR LLC

Date: April 22, 2025

/s/ Nick Bhargava              (Signature)

Name: Nick Bhargava

Title: Executive Vice President, Secretary, and Acting Chief Financial Officer